CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 284,643	$ 136,063
Term deposit	702,680
Short-term investments	53,393	62,318
Accounts receivable (net of allowances of $233 and $224 as of December 31, 2010 and 2011, respectively)	14,911	12,815
Prepaid expenses and other current assets	59,389	7,274
Amounts due from related parties	573	218,456
Deferred tax assets-current	1,381	593
Total current assets	1,116,970	437,519
Equipment, net	22,301	11,307
Intangible assets, net	28,086	2,747
Goodwill	58,998	4,420
Long-term investments	50,300
Deferred tax assets-noncurrent		481
Other non-current assets	1,353
TOTAL ASSETS	1,278,008	456,474
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $6,441 and $19,522 as of December 31, 2010 and 2011, respectively)	20,381	6,443
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $12,770 and $24,999 as of December 31, 2010 and 2011, respectively)	31,108	14,408
Amount due to a related party	51
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Renren Inc. of $4,476 and $6,632 as of December 31, 2010 and 2011, respectively)	7,441	4,476
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $34 and $1,506 as of December 31, 2010 and 2011, respectively)	1,506	64
Total current liabilities	60,487	25,391
Deferred tax liabilities-noncurrent	6,976	516
TOTAL LIABILITIES	67,463	25,907
Commitments (Note 27)
Shareholders' Equity (Deficit):
Ordinary shares		211
Treasury stock, at cost (nil and 18,267,684 shares as of December 31, 2010 and 2011, respectively)	(25,597)
Additional paid in capital	1,407,059	9,470
Subscription receivable		(4,909)
Statutory reserves	3,507	2,595
Accumulated deficit	(183,228)	(223,572)
Accumulated other comprehensive income	7,334	46,646
Total shareholders' equity (deficit)	1,210,245	(169,392)
Non-controlling interests	300
Total equity (deficit)	1,210,545	(169,392)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND EQUITY (DEFICIT)	1,278,008	456,474
Series C convertible redeemable preferred shares
Current liabilities:
Convertible redeemable preferred shares		28,520
Series D convertible redeemable preferred shares
Current liabilities:
Convertible redeemable preferred shares		571,439
Series A convertible preferred shares
Shareholders' Equity (Deficit):
Convertible preferred shares		85
Series B convertible preferred shares
Shareholders' Equity (Deficit):
Convertible preferred shares		82
Class A ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares	771
Class B ordinary shares
Shareholders' Equity (Deficit):
Ordinary shares	$ 399